Components of Deferred Tax Asset (Liability) (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Employee benefits liabilities	$ 1,419	$ 1,369
Net operating loss ("NOL") carry forwards	583	273
Product liability and warranty accruals	457	262
Research and development	49	74
Tax credit carry forwards	218	208
Other	285	294
Gross deferred tax assets	3,011	2,480
Less: Valuation allowances	2,664	344
Net deferred tax assets	347	2,136
Goodwill and intangibles assets	(77)	(107)
Other	(54)	(39)
Total deferred tax liabilities	$ (131)	$ (146)